Exempt Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	At December 31, 2025 and 2024, the Plan, through its investment in the Master Trust, held shares of common stock of the Company, as follows (in thousands):

	2025	2024
Shares of Edwards Lifesciences stock held by Plan	3,535.1	4,036.1
Value of Edwards Lifesciences stock held by Plan	$301,366.2	$298,792.9
Plan’s investment in Edwards Lifesciences stock as percentage of total net assets available for benefits	13.9%	15.7%